Note 17 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 45,086	$ 50,742
Current liabilities	25,414	75,417
Long-term liabilities	133,400	263,716
Net operating revenues	60,222	66,088	$ 41,048
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(22,818)	(14,773)	(11,129)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	713	$ 778	$ 291
California 19 Inc. [Member]
Net profit attributable to the Company	652
Amortization of Basis Differences	(272)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	380
California 20 Inc. [Member]
Net profit attributable to the Company	670
Amortization of Basis Differences	(273)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	397
California 19 Inc. [Member]
Current assets	2,782
Non-current assets	37,952
Current liabilities	632
Long-term liabilities	18,637
Net operating revenues	4,955
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	1,120
California 20 Inc. [Member]
Current assets	2,824
Non-current assets	37,980
Current liabilities	626
Long-term liabilities	18,632
Net operating revenues	4,766
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ 1,142